Deposits - Summary of Maturity Schedule for Term Deposits (Detail) - Canada [member] - CAD ($) $ in Millions	Jul. 31, 2020	Apr. 30, 2020	Oct. 31, 2019
Disclosure Of Deposits [line items]
Term deposit	$ 214,103	$ 232,364	$ 221,888
Within three months [member]
Disclosure Of Deposits [line items]
Term deposit	40,065	53,929	48,411
Three to six months [member]
Disclosure Of Deposits [line items]
Term deposit	25,665	22,582	23,797
Six to twelve months [member]
Disclosure Of Deposits [line items]
Term deposit	35,609	42,494	43,377
One to 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	96,353	97,005	91,687
Over 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	$ 16,411	$ 16,354	$ 14,616